Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Available for sale investments	¥ 95,345	$ 14,655	¥ 154,594
Accounts receivable, allowance for doubtful accounts	0	0	0
Loan receivables, allowance for loan losses	3,244	498	1,151
Available for sale investments | ¥	482,006		0
Accrued payroll and welfare expenses	622,494	95,676	555,228
Income tax payable	(18,360)	(2,822)	(23,162)
Deferred revenues	201,254	30,932	93,252
Other current liabilities	489,389	75,218	334,694
Other non-current liabilities	¥ 113,660	$ 17,469	¥ 98,946
Ordinary shares, treasury stock	140,479	140,479	1,287,205
Variable Interest Entity, Primary Beneficiary
Accrued payroll and welfare expenses	¥ 83,553	$ 12,842	¥ 72,212
Income tax payable | ¥
Deferred revenues	33,301	5,118	29,834
Other current liabilities	40,942	$ 6,293	31,079
Other non-current liabilities | ¥	¥ 0		¥ 0
Class A
Ordinary shares, par value | (per share)	¥ 0.0005	$ 0.0005	¥ 0.0005
Ordinary shares, shares authorized	91,394,900	91,394,900	91,394,900
Ordinary shares, shares issued	20,235,183	20,235,183	21,003,533
Ordinary shares, shares outstanding	20,094,704	20,094,704	19,716,328
Class B
Ordinary shares, par value | (per share)	¥ 0.0005	$ 0.0005	¥ 0.0005
Ordinary shares, shares authorized	8,605,100	8,605,100	8,605,100
Ordinary shares, shares issued	8,465,000	8,465,000	8,515,000
Ordinary shares, shares outstanding	8,465,000	8,465,000	8,515,000